Fair Value of Consideration Transferred (Detail) - USD ($) $ in Millions		12 Months Ended
	Aug. 17, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash consideration		$ 226.3	$ 98.9
M/A-COM Automotive Solutions Business
Business Acquisition [Line Items]
Cash consideration	$ 98.9
Earn-out	25.0
Deferred purchase consideration	14.6
Total consideration transferred	$ 138.5